Loans and Borrowings - Reconciliation of Financial Liabilities (Details) € in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 1,194,635		€ 1,853,038
Changes from financing cash flows
Proceeds from loans and borrowings			634,524
Repayment of loans and borrowings	(50,137)		(1,296,032)		€ (52,782)
Interest (paid)/received	(50,521)		(90,765)
Payment of capitalized transaction cost	(250)		(3,955)
Total increase (decrease) in liabilities arising from financing activities	(100,908)		(756,228)
The effect of changes in foreign exchange rates	(6,946)		(14,668)
Interest expense (income)	58,942		86,215
Amortization of capitalized transaction cost	(830)		26,528
Capitalized transaction cost not yet paid	250		(250)
Ending balance	1,145,143		1,194,635		1,853,038
Original EUR Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance			379,197
Changes from financing cash flows
Repayment of loans and borrowings			(375,000)
Interest (paid)/received			(26,140)
Total increase (decrease) in liabilities arising from financing activities			(401,140)
Interest expense (income)			21,943
Ending balance					379,197
EUR Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	378,591
Changes from financing cash flows
Proceeds from loans and borrowings			375,000
Interest (paid)/received	(18,097)
Total increase (decrease) in liabilities arising from financing activities	(18,097)		375,000
Interest expense (income)	16,748		3,591
Ending balance	377,242		378,591
Original USD Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $				$ 748,444
Changes from financing cash flows
Repayment of loans and borrowings | $				(730,836)
Interest (paid)/received | $				(37,391)
Total increase (decrease) in liabilities arising from financing activities | $				(768,227)
The effect of changes in foreign exchange rates | $				(6,573)
Interest expense (income) | $				26,356
Ending balance | $
USD Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance | $		$ 160,773
Changes from financing cash flows
Proceeds from loans and borrowings | $				259,524
Repayment of loans and borrowings | $		(50,137)		(90,196)
Interest (paid)/received | $		(9,928)		(2,689)
Total increase (decrease) in liabilities arising from financing activities | $		(60,065)		166,639
The effect of changes in foreign exchange rates | $		(6,977)		(8,573)
Interest expense (income) | $		10,428		2,707
Ending balance | $		$ 104,159		$ 160,773
Vendor Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	212,121		305,048
Changes from financing cash flows
Repayment of loans and borrowings			(100,000)
Interest (paid)/received			(2,049)
Total increase (decrease) in liabilities arising from financing activities			(102,049)
Interest expense (income)	9,270		9,122
Ending balance	221,391		212,121		305,048
Senior Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	437,873		437,873
Changes from financing cash flows
Interest (paid)/received	(22,496)		(22,496)
Total increase (decrease) in liabilities arising from financing activities	(22,496)		(22,496)
Interest expense (income)	22,496		22,496
Ending balance	437,873		437,873		437,873
Amortized Transaction Costs of Loans and Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,277		(17,524)
Changes from financing cash flows
Payment of capitalized transaction cost	(250)		(3,955)
Total increase (decrease) in liabilities arising from financing activities	(250)		(3,955)
The effect of changes in foreign exchange rates	31		478
Amortization of capitalized transaction cost	(830)		26,528
Capitalized transaction cost not yet paid	250		(250)
Ending balance	4,478		5,277		(17,524)
Amortized Transaction Costs of RCF
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(1,453)		(1,826)
Changes from financing cash flows
Payment of capitalized transaction cost			(1,508)
Total increase (decrease) in liabilities arising from financing activities			(1,508)
Amortization of capitalized transaction cost	329		1,881
Ending balance	(1,124)		(1,453)		(1,826)
Interest Cap
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(146)		(2,913)
Changes from financing cash flows
Interest (paid)/received	144		1,359
Total increase (decrease) in liabilities arising from financing activities	144		1,359
Changes in fair value	146		2,767
Interest expense (income)	(144)		(1,359)
Ending balance	€ (0)		€ (146)		€ (2,913)